Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 TRANSITCENTER, INC. [Member]	Dec. 31, 2011 TRANSITCENTER, INC. [Member] Customers	Dec. 31, 2010 TRANSITCENTER, INC. [Member]
Lease expiring period								The lease has a three year term expiring on June 8, 2014.
Occupancy expense									$ 1,386,721,000	$ 1,161,667,000
Net of sublease income									81,133,000	0
Unrestricted revenue directly or indirectly related to customers										13.00%
Number of customers accounted with unrestricted revenues									1
Number of customers accounted with unrestricted revenues									No other customer accounted for more than 10% of revenues in 2011 and 2010.
Commitments and Contingencies(Textual) [Abstract]
Rent expense	$ 1,100,000	$ 800,000	$ 2,300,000	$ 1,600,000	$ 3,200,000	$ 2,300,000	$ 2,500,000